Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Credit Loss [Abstract]
Purchase price	¥ 460	¥ 311	¥ 1,420	¥ 387
Allowance for credit losses at acquisition date	1,537	302	1,752	340
Discount or premium attributable to other factors	30	51	122	57
Par value	¥ 2,027	¥ 664	¥ 3,294	¥ 784